24. Other Income and Other Expenses	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Note 24. Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2016	2015
Income
Income from investment in CFSG Partners	$429,008	$361,044

Expenses
Outsourcing expense	$509,345	$516,197
Service contracts - administration	389,971	330,563
Marketing	380,753	307,841
State deposit tax	568,549	562,271
ATM fees	382,227	372,609
Telephone	318,059	312,043
FDIC insurance	306,249	365,804